SEGMENTED INFORMATION - Schedule of Segment Reporting Information, by Segment (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmented information
Revenues		$ 13,771	$ 13,267	$ 12,309
Income (loss) from equity investments		1,558	1,310	999
Impairment of equity investment (Note 7)		0	(2,100)	(3,048)
Operating costs		(5,450)	(4,934)	(4,977)
Depreciation and amortization		(2,535)	(2,446)	(2,262)
Other segment items		(620)		(571)
Segmented Earnings (Losses)		7,964	5,097	2,450
Interest expense		(3,019)	(2,966)	(2,300)
Allowance for funds used during construction		784	575	369
Foreign exchange gains (losses), net		(147)	320	(185)
Interest income and other		324	272	140
Income (Loss) from Continuing Operations before Income Taxes		5,906	3,298	474
Income tax (expense) recovery from continuing operations		(922)	(842)	(322)
Net Income (Loss) from Continuing Operations		4,984	2,456	152
Net Income (Loss) from Discontinued Operations, Net of Tax		395	612	633
Net Income (Loss)		5,379	3,068	785
Net (income) loss attributable to non-controlling interests		(681)	(146)	(37)
Net Income (Loss) Attributable to Controlling Interests		4,698	2,922	748
Preferred share dividends		(104)	(93)	(107)
Net income (loss) attributable to common shares from continuing operations		4,594	2,829	641
Capital Spending
Capital expenditures		6,181	7,958	6,572
Capital projects in development		50	142	49
Contributions to equity investments, net of distributions		1,546
Contributions to equity method investments		7,777	4,149	8,818
Contributions to equity method investments, net of other corporate distributions				2,197
Contributions to equity investments			12,249
Discontinued operations		127	49	143
Capital Spending		7,904	12,298	8,961
Assets		118,243	125,034
Coastal GasLink
Capital Spending
Contributions to equity investments, net of distributions		3,100
Discontinued Operations
Capital Spending
Assets		371	15,510
Continuing Operations
Capital Spending
Assets		117,872	109,524
Sur de Texas | Line of credit | Joint venture
Capital Spending
Contributions to equity investments, net of distributions	$ 1,200
Intersegment eliminations
Segmented information
Revenues		(148)	(123)	(144)
Corporate
Segmented information
Revenues		(140)	(123)	(144)
Income (loss) from equity investments		0	0	28
Impairment of equity investment (Note 7)			0	0
Operating costs		9	(15)	72
Depreciation and amortization		(5)	(6)	(7)
Other segment items		0		0
Segmented Earnings (Losses)		(136)	(144)	(51)
Capital Spending
Capital expenditures		50	33	41
Capital projects in development		0	0	0
Contributions to equity investments, net of distributions		0		0
Contributions to equity method investments		50	0	41
Contributions to equity investments			33
Assets		4,189	7,715
Canadian Natural Gas Pipelines
Segmented information
Revenues		5,600	5,173	4,764
Canadian Natural Gas Pipelines | Coastal GasLink
Segmented information
Income (loss) from equity investments		17	203	1
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues		5,600	5,173	4,764
Income (loss) from equity investments		34	220	18
Impairment of equity investment (Note 7)			(2,100)	(3,048)
Operating costs		(2,246)	(2,058)	(1,976)
Depreciation and amortization		(1,382)	(1,325)	(1,198)
Other segment items		10		0
Segmented Earnings (Losses)		2,016	(90)	(1,440)
Capital Spending
Capital expenditures		1,273	2,953	3,274
Capital projects in development		0	0	0
Contributions to equity investments, net of distributions		827		1,445
Contributions to equity method investments		2,100	3,231	4,719
Contributions to equity investments			6,184
Assets		31,167	29,782
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues		6,339	6,229	5,933
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues		6,438	6,330	6,065
Income (loss) from equity investments		341	324	292
Impairment of equity investment (Note 7)			0	0
Operating costs		(2,381)	(2,189)	(2,282)
Depreciation and amortization		(955)	(934)	(887)
Other segment items		610		(571)
Segmented Earnings (Losses)		4,053	3,531	2,617
Capital Spending
Capital expenditures		2,568	2,536	2,137
Capital projects in development		5	0	0
Contributions to equity investments, net of distributions		2		0
Contributions to equity method investments		2,575	124	2,137
Contributions to equity investments			2,660
Assets		56,304	50,499
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		(99)	(101)	(132)
Mexico Natural Gas Pipelines
Segmented information
Revenues		870	846	688
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues		870	846	688
Income (loss) from equity investments		283	78	122
Impairment of equity investment (Note 7)			0	0
Operating costs		(132)	(39)	(221)
Depreciation and amortization		(92)	(89)	(98)
Other segment items		0		0
Segmented Earnings (Losses)		929	796	491
Capital Spending
Capital expenditures		2,228	2,292	1,027
Capital projects in development		0	0	0
Contributions to equity investments, net of distributions		0		0
Contributions to equity method investments		2,228	0	1,027
Contributions to equity investments			2,292
Assets		15,995	12,003
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
Power and Energy Solutions
Segmented information
Revenues		954	1,019	924
Power and Energy Solutions | Operating segments
Segmented information
Revenues		1,003	1,041	936
Income (loss) from equity investments		900	688	539
Impairment of equity investment (Note 7)			0	0
Operating costs		(700)	(633)	(570)
Depreciation and amortization		(101)	(92)	(72)
Other segment items		0		0
Segmented Earnings (Losses)		1,102	1,004	833
Capital Spending
Capital expenditures		62	144	93
Capital projects in development		45	142	49
Contributions to equity investments, net of distributions		717		752
Contributions to equity method investments		824	794	894
Contributions to equity investments			1,080
Assets		10,217	9,525
Power and Energy Solutions | Intersegment eliminations
Segmented information
Revenues		(49)	(22)	(12)
Corporate
Segmented information
Revenues		$ 8	$ 0	$ 0